Undiscovered Managers Funds

270 Park Avenue

New York, New York 10017

February 19, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	Undiscovered Mangers Funds (the “Trust”) on behalf of
Undiscovered Managers Behavioral Value Fund (the “Fund”)
File No. 811-08437 and 333-37711

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder and (2) the Investment Company Act of 1940, as amended (“1940 Act”), is Post-Effective Amendment No. 38 under the 1933 Act (Amendment No. 39 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”).

This Amendment is being filed in order to offer Select Class, Class R2 and Class R6 Shares of the Fund. Also included in this filing is the Statement of Additional Information for the Fund’s new share classes.

If you have any questions or comments, please call me at (212) 648-0919.

Sincerely,

/s/ Carmine Lekstutis
Carmine Lekstutis
Assistant Secretary

cc:	Vince Di Stefano